Postretirement Plan Expected To Be Recognized In AOCI (Detail) (Postretirement Benefit Plan, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Postretirement Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net prior service cost	$ (200)	$ (200)	$ (1,161)
Net loss	$ 2,161